Other financial assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of financial assets [abstract]
Schedule of other financial assets
	At December 31,
	2017	2016	2015
Non-current
Time Deposits	2,500	-	-
Related parties (Note 27)	-	-	15,078
Other	-	721	-
	2,500	721	15,078
Current
Debt service reserve account	-	15,075	15,075
Related parties (Note 27)	3,621	7,769	8,270
Loans	-	-	1,986
Corporate Bonds	12,593	-	-
Time Deposits	23,500	7,349	12,482
Other	82	3,743	2,499
	39,796	33,936	40,312